GOODWILL DISCLOSURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	$ 18,408	$ 18,981
Translation Differences And Other	(595)	(756)
Goodwill acquired	1,212	183
Goodwill, balance as of December 31	19,025	18,408
Generics [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	8,730	9,088
Translation Differences And Other	(265)	(358)
Goodwill acquired		0
Goodwill, balance as of December 31	8,465	8,730
Specialty [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	8,502	8,668
Translation Differences And Other	(294)	(349)
Goodwill acquired	1,212	183
Goodwill, balance as of December 31	9,420	8,502
Other Good Will [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	1,176	1,225
Translation Differences And Other	(36)	(49)
Goodwill acquired		0
Goodwill, balance as of December 31	$ 1,140	$ 1,176